COMPANY DATA:
		COMPANY CONFORMED NAME:			Cupps Capital Management, LLC
		CENTRAL INDEX KEY:			0001422219
		IRS NUMBER:				364370454
		STATE OF INCORPORATION:			DE
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-12766
		FILM NUMBER:		08774097

	BUSINESS ADDRESS:
		STREET 1:		300 NORTH LASALLE BOULEVARD
		STREET 2:		SUITE 5425
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60654
		BUSINESS PHONE:		312-263-1057

	MAIL ADDRESS:
		STREET 1:		300 NORTH LASALLE BOULEVARD
		STREET 2:		SUITE 5425
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60654

UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   Form 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                               -------------------

Check here if Amendment []; Amendment Number:  __________
     This Amendment (Check only one.):          [ ] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cupps Capital Management, LLC
Address:       300 North LaSalle Blvd. Suite 5425
               Chicago, IL 60654


Form 13F File Number:  028-12766
                      ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Flentye
Title:    Director of Operations and Chief Compliance Officer
Phone:    312.263.1452

Signature, Place, and Date of Signing:

/s/Laura Flentye               	    Chicago, IL              	2/14/2012
- - --------------------          -------------------          --------------
    [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  Not Applicable

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     111

Form 13F Information Table Value Total:     $672,049

List of Other Included Managers:  0

Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUITY BRANDS                  COM              00508Y102     9575 180670.00 SH      Sole                102680.00          77990.00
ALEXION PHARMACEUTICALS INC CM COM              015351109      465  6505.00 SH       Sole                  4176.00           2329.00
ALLOT COMMUNICATIONS LTD CMN   COM              m0854q105      195 12892.00 SH       Sole                 12892.00
ALTERA CORP COM                COM              021441100      337  9105.00 SH       Sole                  8205.00            900.00
AMAZON.COM INC CMN             COM              023135106     1738 10041.00 SH       Sole                  5446.00           4595.00
APPLE, INC. CMN                COM              037833100     3127  7721.00 SH       Sole                  4380.00           3341.00
ATHENAHEALTH, INC. CMN         COM              04685W103    17012 346354.00 SH      Sole                186804.00         159550.00
BJS RESTAURANTS INC CMN        COM              09180C106     3407 75192.00 SH       Sole                 42630.00          32562.00
BODY CENTRAL CORP.             COM              09689U102      838 33610.00 SH       Sole                 20625.00          12985.00
BORGWARNER INC. CMN            COM              099724106      964 15137.00 SH       Sole                  5660.00           9477.00
BROADSOFT, INC. CMN            COM              11133B409     7087 234681.00 SH      Sole                133116.00         101565.00
BRUNSWICK CORP COM             COM              117043109     5730 317310.00 SH      Sole                178164.00         139146.00
CALLIDUS SOFTWARE INC COM      COM              13123E500       91 14195.00 SH       Sole                 14195.00
CATERPILLAR INC DEL COM        COM              149123101      255  2820.00 SH       Sole                  2315.00            505.00
CELGENE CORP COM               COM              151020104      441  6530.00 SH       Sole                  5680.00            850.00
CEPHEID INC CMN                COM              15670R107    24723 718492.00 SH      Sole                399772.00         318720.00
CHART INDUSTRIES, INC. CMN     COM              16115Q308    23584 436182.00 SH      Sole                248201.00         187981.00
CHECK POINT SOFTWARE TECH. LTD COM              m22465104      375  7150.00 SH       Sole                  6280.00            870.00
CHIPOTLE MEXICAN GRILL, INC. C COM              169656105      944  2798.00 SH       Sole                  2063.00            735.00
COGNEX CORP CMN                COM              192422103     8892 248453.00 SH      Sole                142305.00         106148.00
COMMVAULT SYSTEMS INC COM      COM              204166102     6804 159279.00 SH      Sole                 89498.00          69781.00
CONTINENTAL RESOURCES INC OKLA COM              212015101      269  4040.00 SH       Sole                  3170.00            870.00
CORNERSTONE ONDEMAND INC       COM              21925Y103      539 29560.00 SH       Sole                 16775.00          12785.00
CUMMINS INC                    COM              231021106      337  3832.00 SH       Sole                  3102.00            730.00
CYMER INC CMN                  COM              232572107    12780 256846.00 SH      Sole                147298.00         109548.00
EXACT SCIENCES CORP CMN        COM              30063P105     4028 496163.00 SH      Sole                281509.00         214654.00
EZCHIP SEMICONDUCTOR LTD. CMN  COM              M4146Y108     7733 272976.00 SH      Sole                154873.00         118103.00
FARO TECHNOLOGIES INC CMN      COM              311642102     3997 86905.00 SH       Sole                 51596.00          35309.00
FINANCIAL ENGINES, INC. CMN    COM              317485100    17967 804635.00 SH      Sole                467577.00         337058.00
FORTINET, INC. CMN             COM              34959E109     7312 335301.00 SH      Sole                187901.00         147400.00
FUSION-IO, INC. CMN            COM              36112J107    14117 583381.00 SH      Sole                322717.00         260664.00
GENMARK DIAGNOSTICS INC CMN    COM              372309104      108 26365.00 SH       Sole                 26365.00
GENOMIC HEALTH, INC. CMN       COM              37244C101     6293 247881.00 SH      Sole                140624.00         107257.00
GENTEX CORP CMN                COM              371901109      254  8593.00 SH       Sole                  1293.00           7300.00
GEORESOURCES INC               COM              372476101     3725 127115.00 SH      Sole                 72735.00          54380.00
GOODYEAR TIRE & RUBR COM       COM              382550101      179 12646.00 SH       Sole                  2001.00          10645.00
GOOGLE, INC. CMN CLASS A       COM              38259p508     2691  4167.00 SH       Sole                  1915.00           2252.00
GREEN MNTN COFFEE ROASTERS INC COM              393122106      328  7326.00 SH       Sole                  5506.00           1820.00
GROUPON INC                    COM              399473107      386 18715.00 SH       Sole                 14105.00           4610.00
HEALTH STREAM INC              COM              42222N103     1728 93705.00 SH       Sole                 58160.00          35545.00
HECKMANN CORP.                 COM              422680108     3639 547337.00 SH      Sole                318042.00         229295.00
HEXCEL CORPORATION (NEW) CMN   COM              428291108    22881 945132.00 SH      Sole                515906.00         429226.00
IMPERVA INC                    COM              45321L100     4368 125500.00 SH      Sole                 73705.00          51795.00
INSULET CORPORATION CMN        COM              45784P101     5845 310455.00 SH      Sole                180425.00         130030.00
INTEL CORP COM                 COM              458140100      350 14445.00 SH       Sole                 12995.00           1450.00
INTUIT COM                     COM              461202103      270  5138.00 SH       Sole                  5138.00
INTUITIVE SURGICAL, INC. CMN   COM              46120e602     2283  4931.00 SH       Sole                  2666.00           2265.00
INVENSENSE INC                 COM              46123D205     3662 367700.00 SH      Sole                208435.00         159265.00
IPG PHOTONICS CORP CMN         COM              44980X109    13068 385839.00 SH      Sole                221195.00         164644.00
IROBOT CORPORATION CMN         COM              462726100     9967 333934.00 SH      Sole                192596.00         141338.00
JOHNSON CTLS INC COM           COM              478366107      205  6575.00 SH       Sole                  6575.00
JPMORGAN CHASE & CO CMN        COM              46625h100      492 14807.00 SH       Sole                 12457.00           2350.00
KLA-TENCOR CORPORATION CMN     COM              482480100      627 13015.00 SH       Sole                  8340.00           4675.00
KODIAK OIL & GAS CORP.         COM              50015Q100    10594 1115225.00 SH     Sole                642585.00         472640.00
LATTICE SEMICONDUCTOR CORP CMN COM              518415104     4680 788007.00 SH      Sole                447094.00         340913.00
LENNAR CORP COM                COM              526057104      434 22130.00 SH       Sole                 11041.00          11089.00
LITHIA MOTORS INC. (CL A)      COM              536797103     1532 70108.00 SH       Sole                 39855.00          30253.00
LIVEPERSON INC CMN             COM              538146101     6414 511125.00 SH      Sole                289921.00         221204.00
LULULEMON ATHLETICA INC. CMN   COM              550021109      399  8572.00 SH       Sole                  4967.00           3605.00
MAKO SURGICAL CORP. CMN        COM              560879108    13742 545127.00 SH      Sole                312467.00         232660.00
MASTERCARD INC COM             COM              57636Q104      329   883.00 SH       Sole                   883.00
MATTRESS FIRM HOLDING CORP     COM              57722W106     7162 308865.00 SH      Sole                177980.00         130885.00
MCMORAN EXPLORATION CO COM     COM              582411104     3876 266405.00 SH      Sole                151110.00         115295.00
MELLANOX TECHNOLOGIES, LTD. CM COM              M51363113     9186 282756.00 SH      Sole                164640.00         118116.00
MERITAGE HOMES CORP            COM              59001A102     1923 82948.00 SH       Sole                 47090.00          35858.00
MIDDLEBY CORP CMN              COM              596278101    10424 110855.00 SH      Sole                 62883.00          47972.00
MORGAN STANLEY COM NEW         COM              617446448      333 22045.00 SH       Sole                 17740.00           4305.00
NANOMETRICS INC CMN            COM              630077105     6055 328763.00 SH      Sole                189774.00         138989.00
NETSUITE INC. CMN              COM              64118Q107    26193 645951.00 SH      Sole                355499.00         290452.00
NXSTAGE MEDICAL INC CMN        COM              67072V103     4737 266433.00 SH      Sole                151118.00         115315.00
OCCIDENTAL PETE CP DEL COM     COM              674599105      246  2630.00 SH       Sole                  2630.00
ONYX PHARMACEUTICALS COM       COM              683399109      246  5600.00 SH       Sole                  3430.00           2170.00
OPNET TECHNOLOGIES INC CMN     COM              683757108     9998 272656.00 SH      Sole                156414.00         116242.00
POLYPORE INTERNATIONAL, INC. C COM              73179V103     7321 166433.00 SH      Sole                 91692.00          74741.00
PRECISION CASTPARTS CP COM     COM              740189105      402  2441.00 SH       Sole                  2441.00
PRICESMART INC CMN             COM              741511109     6656 95647.00 SH       Sole                 53746.00          41901.00
PROS HOLDINGS, INC. CMN        COM              74346y103     5342 359014.00 SH      Sole                213333.00         145681.00
QLIK TECHNOLOGIES INC. CMN     COM              74733T105     9321 385194.00 SH      Sole                216879.00         168315.00
QUALCOMM INC COM               COM              747525103      318  5820.00 SH       Sole                  5820.00
RACKSPACE HOSTING, INC. CMN    COM              750086100    19639 456628.00 SH      Sole                248189.00         208439.00
REX ENERGY CORP.               COM              761565100     4804 325510.00 SH      Sole                184635.00         140875.00
ROBBINS & MYERS INC            COM              770196103     4867 100249.00 SH      Sole                 56269.00          43980.00
ROSETTA RESOURCES INC CMN      COM              777779307     6953 159840.00 SH      Sole                 88273.00          71567.00
SALESFORCE.COM, INC CMN        COM              79466l302     1118 11028.00 SH       Sole                  6842.00           4186.00
SALIX PHARMACEUTICALS COM      COM              795435106      210  4400.00 SH       Sole                  3415.00            985.00
SELECT COMFORT CORPORATION CMN COM              81616X103    20715 955058.00 SH      Sole                551186.00         403872.00
SERVICESOURCE INTRNTNL, LLC CM COM              81763U100     3719 237087.00 SH      Sole                136855.00         100232.00
SOLARWINDS INC                 COM              83416B109     7273 260220.00 SH      Sole                146135.00         114085.00
SOURCEFIRE INC                 COM              83616T108     8264 255234.00 SH      Sole                144794.00         110440.00
STANLEY BLACK & DECKER INC     COM              854502101      304  4500.00 SH       Sole                  3600.00            900.00
STARBUCKS CORP COM             COM              855244109      397  8630.00 SH       Sole                  8630.00
STRATEGIC HOTELS & RESORTS INC COM              86272T106     6303 1173918.00 SH     Sole                666097.00         507821.00
SUCCESSFACTORS, INC. CMN       COM              864596101    10429 261590.00 SH      Sole                149020.00         112570.00
SWIFT TRANSPORTATION CO COM    COM              87074U101     4766 578500.00 SH      Sole                328135.00         250365.00
TERADYNE INC CMN               COM              880770102     4927 361502.00 SH      Sole                201582.00         159920.00
TESLA MOTORS, INC. CMN         COM              88160r101    16082 563098.00 SH      Sole                313913.00         249185.00
TEXAS CAPITAL BANKSHARES INC   COM              88224Q107     1878 61385.00 SH       Sole                 34820.00          26565.00
THE FRESH MARKET, INC. CMN     COM              35804h106    11910 298514.00 SH      Sole                167372.00         131142.00
THERAVANCE INC                 COM              88338T104     4316 195309.00 SH      Sole                109215.00          86094.00
TIBCO SOFTWARE INC COM         COM              88632Q103      290 12155.00 SH       Sole                  5760.00           6395.00
TITAN INTERNATIONAL INC (NEW)  COM              88830M102     4660 239489.00 SH      Sole                135840.00         103649.00
TRIUMPH GROUP INC CMN          COM              896818101    14924 255336.00 SH      Sole                145898.00         109438.00
TWIN DISC INC                  COM              901476101     6305 173616.00 SH      Sole                100516.00          73100.00
ULTA SALON COSMETICS & FRAGRAN COM              90384S303    11480 176834.00 SH      Sole                 97453.00          79381.00
ULTIMATE SOFTWARE GROUP INC CM COM              90385D107    18276 280666.00 SH      Sole                161372.00         119294.00
ULTRATECH INC CMN              COM              904034105     6797 276642.00 SH      Sole                156917.00         119725.00
UNITED RENTALS INC COM         COM              911363109    16812 568950.00 SH      Sole                325255.00         243695.00
VISA INC. CMN CLASS A          COM              92826c839      356  3512.00 SH       Sole                  3512.00
VMWARE INC. CMN CLASS A        COM              928563402      320  3847.00 SH       Sole                  3127.00            720.00
WESTPORT INNOVATIONS INC CMN   COM              960908309    35980 1082446.00 SH     Sole                624436.00         458010.00
AFFICIENT CORP. PRIVATE PLACEM                                  45   197112 SH       Sole                   197112